Summary of Significant Accounting Policies - Joint Arrangements and Interest in Associates (Details)		12 Months Ended
	Jun. 23, 2020	Dec. 31, 2021	Dec. 31, 2020
592 Sherbourne LP (The Selby)
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest		15.00%	15.00%
Proportion of voting rights held in associate		50.00%
57 Spadina LP (The Taylor)
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest		30.00%	30.00%
Proportion of voting rights held in associate		50.00%
WDL 3/4/7 LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest in joint venture		33.00%	33.00%
Proportion of voting rights held in joint venture		33.00%
WDL 8 LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest in joint venture		33.00%	33.00%
Proportion of voting rights held in joint venture		33.00%
WDL 20 LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest in joint venture		33.00%	33.00%
Proportion of voting rights held in joint venture		33.00%
DKT B10 LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest in joint venture		33.00%	33.00%
Proportion of voting rights held in joint venture		33.00%
6-8 Gloucester LP (The Ivy)
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest in joint venture		47.00%	47.00%
Proportion of voting rights held in joint venture		50.00%
Labatt Village LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest in joint venture		38.00%	38.00%
Proportion of voting rights held in joint venture		50.00%
Tricon US Multi-Family REIT LLC
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest in joint venture		20.00%
Proportion of voting rights held in joint venture		50.00%
Tricon Housing Partners US LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest		68.00%
Proportion of voting rights held in associate		68.00%
Tricon Housing Partners US Syndicated Pool I LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest		20.00%
Proportion of voting rights held in associate		50.00%
Remaining extension period (years)		2 years
Tricon Housing Partners US Syndicated Pool II LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest		20.00%
Proportion of voting rights held in associate		50.00%
Remaining extension period (years)		2 years
Tricon Housing Partners US II LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest		8.00%
Proportion of voting rights held in associate		50.00%
Remaining extension period (years)		2 years
Tricon Housing Partners Canada III LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest		10.00%
Proportion of voting rights held in associate		50.00%
CCR Texas Equity LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest		10.00%
Proportion of voting rights held in associate		50.00%
Remaining extension period (years)		2 years
Vistancia West Equity LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest		7.00%
Proportion of voting rights held in associate		50.00%
Conroe CS Texas Equity LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest		10.00%
Proportion of voting rights held in associate		50.00%
Remaining extension period (years)		1 year
Lake Norman Equity LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest		7.00%
Proportion of voting rights held in associate		50.00%
Remaining extension period (years)		2 years
Arantine Hills Equity LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest		7.00%
Proportion of voting rights held in associate		50.00%
Remaining extension period (years)		1 year
Viridian Equity LP
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest		18.00%
Proportion of voting rights held in associate		50.00%
Remaining extension period (years)		1 year
McKinney Project Equity LLC
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Ownership interest		44.00%
Proportion of voting rights held in associate		50.00%
THPAS Holdings JV-1 LLC
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest in joint venture		11.00%
Proportion of voting rights held in joint venture		50.00%
The James | Investment property under development
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest acquired	50.00%
The Shops of Summerhill | Investment property under development
Disclosure of detailed information about interests in associates and joint arrangements [line items]
Proportion of ownership interest acquired	75.00%